UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Blockchain & Bitcoin Strategy ETF

Ticker: BITS

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$33	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,163,209	6	$101,821	13.84%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
78.2%
U.S. Treasury Obligations
10.9%
Futures Contracts
3.3%

Value	Value
Futures Contracts	3.3%
U.S. Treasury Obligations	10.9%
Exchange-Traded Funds	78.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Blockchain ETFFootnote Reference**	47.9%
Global X 1-3 Month T-Bill ETFFootnote Reference**	30.3%
U.S. Treasury Bills, 4.23%, 7/3/2025	3.7%
U.S. Treasury Bills, 4.24%, 7/10/2025	3.7%
U.S. Treasury Bills, 4.25%, 7/24/2025	3.6%
CME Bitcoin Future	3.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/bits/

GX-SA-BITS-2025

Global X Funds

Global X Bitcoin Trend Strategy ETF

Ticker: BTRN

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$57	0.96%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,341,264	9	$16,009	15.86%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Fund
79.6%
U.S. Treasury Obligations
18.0%
Futures Contracts
2.4%
Repurchase Agreement
1.6%
Short-Term Investment
1.1%

Value	Value
Short-Term Investment	1.1%
Repurchase Agreement	1.6%
Futures Contracts	2.4%
U.S. Treasury Obligations	18.0%
Exchange-Traded Fund	79.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X 1-3 Month T-Bill ETFFootnote Reference**	79.6%
U.S. Treasury Bills, 4.25%, 6/12/2025	6.3%
U.S. Treasury Bills, 4.25%, 7/17/2025	4.7%
U.S. Treasury Bills, 4.24%, 7/3/2025	3.9%
U.S. Treasury Bills, 4.25%, 7/24/2025	3.1%
CME Micro Bitcoin Future	2.4%
CME Bitcoin Future	2.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/btrn/

GX-SA-BTRN-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Blockchain & Bitcoin Strategy ETF (ticker: BITS)

Global X Bitcoin Trend Strategy ETF (ticker: BTRN)

Semi-Annual Financials and Other Information

April 30, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Consolidated Schedule of Investments	April 30, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 78.2%
International Equity — 47.9%
Global X Blockchain ETF (A)(D)	354,800	$13,003,420
Domestic Fixed Income — 30.3%
Global X 1-3 Month T-Bill ETF (A)(D)	82,000	8,231,980
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,778,220)		21,235,400
	Face Amount
U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bills
4.253%, 07/24/2025(B)(C)^	$1,000,000	990,271
4.244%, 07/10/2025(B)(C)^	1,000,000	991,842
4.234%, 07/03/2025(B)(C)^	1,000,000	992,659
		2,974,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,974,683)		2,974,772
TOTAL INVESTMENTS — 89.1% (Cost $29,752,903)		$24,210,172

Percentages are based on Net Assets of $27,163,209.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
CME Bitcoin^	30	May-2025	$13,317,126	$14,204,250	$887,124

^	Security is held by the Global X Bitcoin Strategy Subsidiary I Limited, as of April 30, 2025.
(A)	Affiliated investment.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of April 30, 2025 was $2,974,772.
(D)	For financial information on the Global X 1-3 Month T-Bill ETF and Global X Blockchain ETF, please go to the Funds’ website at https://www.globalxetfs.com/explore/.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2025 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,235,400	$—	$—	$21,235,400
U.S. Treasury Obligations	—	2,974,772	—	2,974,772
Total Investments in Securities	$21,235,400	$2,974,772	$—	$24,210,172
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$887,124	$—	$—	$887,124
Total Other Financial Instruments	$887,124	$—	$—	$887,124

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$8,136,450	$5,301,134	$(5,203,527)	$(259)	$(1,818)	$8,231,980	$207,662	$—
Global X Blockchain ETF
13,537,950	9,761,618	(6,080,521)	(6,602,190)	2,386,563	13,003,420	845,873	—
Totals:
$21,674,400	$15,062,752	$(11,284,048)	$(6,602,449)	$2,384,745	$21,235,400	$1,053,535	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 79.6%
Domestic Fixed Income — 79.6%
Global X 1-3 Month T-Bill ETF (A)(B)(C)	50,260	$5,045,601

TOTAL EXCHANGE-TRADED FUND (Cost $5,041,640)		5,045,601
	Face Amount
U.S. TREASURY OBLIGATIONS — 18.0%
U.S. Treasury Bills
4.252%, 06/12/2025(D)^	$400,000	398,025
4.252%, 07/24/2025(D)(G)^	200,000	198,054
4.250%, 07/17/2025(D)(G)^	300,000	297,317
4.235%, 07/03/2025(D)(G)^	250,000	248,165
		1,141,561
TOTAL U.S TREASURY OBLIGATIONS (Cost $1,141,531)		1,141,561
	Shares
SHORT-TERM INVESTMENT(E)(F) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.230% (Cost $72,049) .	72,049	72,049
	Face Amount
REPURCHASE AGREEMENT(E) — 1.6%
RBC Capital Markets
4.240%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $102,060 (collateralized by a U.S. Treasury Obligations, par value $103,228, 4.875%, 04/30/2026, with a total market value of $104,131)

(Cost $102,048) .	$102,048	102,048
TOTAL INVESTMENTS — 100.3% (Cost $6,357,268)		$6,361,259

Percentages are based on Net Assets of $6,341,264.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
CME Micro Bitcoin^	3	May-2025	$25,559	$28,409	$2,850
CME Bitcoin^	10	May-2025	4,586,625	4,734,750	148,125
			$4,612,184	$4,763,159	$150,975

^	Security is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of April 30, 2025.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $170,663.
(D)	Interest rate represents the security’s effective yield at the time of purchase.
(E)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $174,097. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2025.
(G)	Security, or a portion there of, has been pledged as collateral on futures contracts. The total market value of such securities as of April 30, 2025 was $743,536.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$5,045,601	$—	$—	$5,045,601
U.S. Treasury Obligations	—	1,141,561	—	1,141,561
Short-Term Investment	72,049	—	—	72,049
Repurchase Agreement	—	102,048	—	102,048
Total Investments in Securities	$5,117,650	$1,243,609	$—	$6,361,259
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$150,975	$—	$—	$150,975
Total Other Financial Instruments	$150,975	$—	$—	$150,975

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2025 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,215,445	$5,038,430	$(1,210,211)	$2,013	$(76)	$5,045,601	$50,456	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedules of Investments	April 30, 2025 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

Consolidated Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF
Assets:
Cost of Investments	$2,974,683	$1,213,580
Cost of Affiliated Investments	26,778,220	5,041,640
Cost of Repurchase Agreement	—	102,048
Investments, at Value	$2,974,772	$1,213,610	*
Affiliated Investments, at Value	21,235,400	5,045,601
Repurchase Agreement, at Value	—	102,048
Receivable for Investment Securities Sold	—	281,070
Dividend, Interest, and Securities Lending Income Receivable	—	7
Cash pledged as collateral on Futures Contracts	3,749,922	1,257,475
Receivable for Variation Margin on Futures Contracts	—	4,219
Total Assets	27,960,094	7,904,030
Liabilities:
Obligation to Return Securities Lending Collateral	—	174,097
Payable for Variation Margin on Futures Contracts	192,750	47,635
Payable due to Investment Adviser	8,135	3,563
Custodian Fees Payable	—	191
Payable for Investment Securities Purchased	—	398,026
Due To Custodian	596,000	939,254
Total Liabilities	796,885	1,562,766
Net Assets	$27,163,209	$6,341,264
Net Assets Consist of:
Paid-in Capital	$30,433,707	$5,719,309
Total Distributable Earnings (Accumulated Losses)	(3,270,498)	621,955
Net Assets	$27,163,209	$6,341,264
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	477,123	180,000
Net Asset Value, Offering and Redemption Price Per Share	$56.93	$35.23
*Includes Market Value of Securities on Loan	$—	$170,663

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF
Investment Income:
Dividend Income, from Affiliated Investments	$1,053,535	$50,456
Interest Income	57,186	11,043
Security Lending Income, Net	—	2,373
Total Investment Income	1,110,721	63,872
Expenses:
Supervision and Administration Fees(1)	101,821	16,009
Custodian Fees(2)	335	188
Total Expenses	102,156	16,197
Net Investment Income	1,008,565	47,675
Net Realized Gain (Loss) on:
Investments(3)	—	(2)
Affiliated Investments	2,384,745	(76)
Futures Contracts	3,311,712	488,753
Payment from Adviser(4)	41,300	858
Net Realized Gain (Loss)	5,737,757	489,533
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(84)	(14)
Affiliated Investments	(6,602,449)	2,013
Futures Contracts	540,477	96,548
Net Change in Unrealized Appreciation (Depreciation)	(6,062,056)	98,547
Net Realized and Unrealized Gain (Loss)	(324,299)	588,080
Net Increase in Net Assets Resulting from Operations	$684,266	$635,755

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Consolidated Financial Statements.)
(2)	See Note 2 in the Notes to Consolidated Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Consolidated Financial Statements.)
(4)	See Note 3 in the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	Global X Blockchain & Bitcoin Strategy ETF		Global X Bitcoin Trend Strategy ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$1,008,565	$597,059	$47,675	$46,585
Net Realized Gain (Loss)	5,737,757	7,781,296	489,533	(672,844)
Net Change in Unrealized Appreciation (Depreciation)	(6,062,056)	6,550,987	98,547	56,419
Net Increase (Decrease) in Net Assets Resulting from Operations	684,266	14,929,342	635,755	(569,840)
Distributions:	(7,292,071)	(3,225,532)	(39,645)	(16,376)
Capital Share Transactions:
Issued	15,634,677	14,494,456	4,949,980	3,311,518
Redeemed	(8,816,581)	(12,848,275)	(1,031,182)	(898,946)
Increase in Net Assets from Capital Share Transactions	6,818,096	1,646,181	3,918,798	2,412,572
Total Increase in Net Assets	210,291	13,349,991	4,514,908	1,826,356
Net Assets:
Beginning of Year/Period	26,952,918	13,602,927	1,826,356	—
End of Year/Period	$27,163,209	$26,952,918	$6,341,264	$1,826,356
Share Transactions:
Issued	200,000	240,000	140,000	100,000
Redeemed	(100,000)	(220,000)	(30,000)	(30,000)
Net Increase in Shares Outstanding from Share Transactions	100,000	20,000	110,000	70,000

(1)	The Fund commenced operations on March 20, 2024.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Consolidated Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Blockchain & Bitcoin Strategy ETF
2025 (Unaudited)§	71.47	2.26	2.54 ^	4.80	(19.34)	—	—
2024	38.09	1.58	39.23	40.81	(7.43)	—	—
2023(3)	27.56	0.62	10.21	10.83	(0.30)	—	—
2022(3)(4)	119.00	0.80	(90.72)	(89.92)	(1.52)	—	—
Global X Bitcoin Trend Strategy ETF
2025 (Unaudited)§	26.09	0.48	9.32	9.80	(0.66)	—	—
2024(5)	33.10	0.61	(7.42)	(6.81)	(0.20)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
§	For the period ended April 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022. (See Note 9 in the Notes to Consolidated Financial Statements.)
(4)	The Fund commenced operations on November 15, 2021.
(5)	The Fund commenced operations on March 20, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(19.34)	56.93	2.36	27,163	0.65	†(1)	6.43	†(2)	13.84
(7.43)	71.47	111.98	26,953	0.65	(1)	2.57	(2)	37.45
(0.30)	38.09	39.54	13,603	0.65	(1)	1.96	(2)	24.20
(1.52)	27.56	(76.40)	8,061	0.65	†(1)	1.96	†(2)	0.00

(0.66)	35.23	37.66	6,341	0.96	†(1)	2.83	†(2)	15.86
(0.20)	26.09	(20.60)	1,826	0.95	†(1)	3.59	†(2)	42.49

The accompanying notes are an integral part of the financial statements.

Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Blockchain & Bitcoin Strategy ETF and Global X Bitcoin Trend Strategy ETF (each a “Fund”, and collectively, the “Funds”).Each Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The fair value procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or

13

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside of the United States (a “Significant Event”) has occurred between the Fund’s security, the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

14

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in nonactive markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Consolidated Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2025. The Funds continuously monitors the credit standing of each broker or counterparty with whom they conducts business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

15

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Consolidated Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on

16

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

17

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Consolidated Schedules of Investments for details regarding open futures contracts as of April 30, 2025.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute thier net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Blockchain & Bitcoin Strategy ETF	10,000	$50	$50
Global X Bitcoin Trend Strategy ETF	10,000	50	50

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if the Global X Bitcoin Trend Strategy ETF has a cash overdraft on a given day, it is assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if the Global X Blockchain & Bitcoin Strategy ETF has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Consolidated Statements of Operations.

SEGMENT REPORTING – The Funds have adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of

18

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), the Funds pay a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and expenses for investments in unaffiliated investment companies, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended April 30, 2025, the Adviser paid acquired fund fees and expenses of $41,300 for the Global X Blockchain & Bitcoin Strategy ETF and $858 for the Global X Bitcoin Trend Strategy ETF, and made such

19

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Consolidated Statements of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Blockchain & Bitcoin Strategy ETF	0.65%
Global X Bitcoin Trend Strategy ETF	0.95%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of the Funds Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X Bitcoin Trend Strategy ETF. As Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Fund; (ii) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (i) issue and

20

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

redeem Shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Global X Blockchain & Bitcoin Strategy ETF. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Fund. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Fund: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED AND GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds include the accounts of each Fund’s wholly-owned subsidiary (each, a “Subsidiary” and together the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Global X Bitcoin Strategy Subsidiary I Limited and Global X Bitcoin Trend Strategy Subsidiary Limited, have a fiscal year end and conforming tax year end of October 31.

The Subsidiaries are classified as controlled foreign corporations under the Code. Each Subsidiary’s taxable income is included in the calculation of the relevant Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Funds may invest up to 25% of their total assets in their respective Subsidiaries.

21

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. BASIS FOR CONSOLIDATIONS FOR THE GLOBAL X BITCOIN STRATEGY SUBSIDIARY I LIMITED AND GLOBAL X BITCOIN TREND STRATEGY SUBSIDIARY LIMITED (continued)

A summary of each Fund’s investments in its respective Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at April 30, 2025	% of Total Net Assets at April 30, 2025
Global X Bitcoin Strategy Subsidiary I Limited	November 15, 2021	$5,811,774	21.4%
Global X Bitcoin Trend Strategy Subsidiary Limited	March 20, 2024	914,670	14.4

5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Blockchain & Bitcoin Strategy ETF	$7,643,488	$3,350,026
Global X Bitcoin Trend Strategy ETF	1,483,075	478,352

During the period ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Blockchain & Bitcoin Strategy ETF	$7,917,714	$7,934,020	$2,387,404
Global X Bitcoin Trend Strategy ETF	3,859,864	781,819	527

6. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Consolidated Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2025.

22

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$887,124	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$–
Total Derivatives not accounted for as hedging instruments		$887,124				$–

Global X Bitcoin Trend Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$150,975	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$–
Total Derivatives not accounted for as hedging instruments		$150,975				$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets & Liabilities.

The effect of derivative instruments on the Consolidated Statements of Operations for the year and period ended April 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$3,311,712

Global X Bitcoin Trend Strategy ETF
Commodity contracts	488,753

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures Contracts
Global X Blockchain & Bitcoin Strategy ETF
Commodity contracts	$540,477

Global X Bitcoin Trend Strategy ETF
Commodity contracts	96,548
23

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

For the period ended April 30, 2025, the monthly average notional value of the futures contracts held by the Funds were as follows:

	Average Notional Balance Short	Average Notional Balance Long
Global X Blockchain & Bitcoin Strategy ETF	$–	$16,030,964
Global X Bitcoin Trend Strategy ETF	–	2,314,532

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the years ending October 31, 2024 and October 31, 2023 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Blockchain & Bitcoin Strategy ETF
2024	$3,225,532	$–	$–	$3,225,532
2023	101,531	–	–	101,531
Global X Bitcoin Trend Strategy ETF
2024	$16,376	$–	$–	$16,376

As of October 31, 2024, the components of tax basis distributable earnings were as follows:

	Global X Blockchain & Bitcoin Strategy ETF	Global X Bitcoin Trend Strategy ETF
Undistributed Ordinary Income	$6,365,250	$24,931
Capital Loss Carryforwards	(3,712,965)	(865)
Unrealized Appreciation on Investments and Foreign Currency	685,023	1,779
Other Temporary Differences	(1)	–
Total Distributable Earnings	$3,337,307	$25,845

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset

24

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. TAX INFORMATION (continued)

capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Blockchain & Bitcoin Strategy ETF	$29,752,903	$14,974	$(5,557,705)	$(5,542,731)
Global X Bitcoin Trend Strategy ETF	6,357,268	3,994	(3)	3,991

8. CONCENTRATION OF RISKS

Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Funds will not invest directly in bitcoin, the value of the Funds’ investments in Bitcoin Futures and bitcoin funds is subject to fluctuations in the value of bitcoin, which may be highly volatile. The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and/or other venues could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network (a network on which users may exchange bitcoin directly with one another (the “Bitcoin Network”)), or users preferring competing digital assets and cryptocurrencies. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or its protocols or restrict the ability to use bitcoin. Additionally, bitcoin transactions are irrevocable, and therefore stolen or incorrectly transferred bitcoin may be irretrievable. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Funds. Bitcoin is also subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact Bitcoin Exchanges. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, Bitcoin Exchanges are largely unregulated. As a result, individuals or groups may engage in fraud and investors in bitcoin may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses, which could ultimately impact bitcoin utilization,

25

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

the price of bitcoin and the value of Funds’ investments with indirect exposure to bitcoin. Additionally, if one or a coordinated group of miners were to gain control of 51% or more of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders, who may have the ability to manipulate the price of bitcoin. In addition, Bitcoin Exchanges are subject to the risk of cybersecurity threats and breach, which has occurred in the past and resulted in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the Bitcoin Network or its protocols, which may adversely affect the value of bitcoin. Shares of some bitcoin funds in which the Funds invests may trade at a premium or discount to the net asset value of the bitcoin fund itself.

Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies.Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain.

Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. For example, companies that operate trading platforms and/or exchanges may face heightened regulatory risks associated with their operations. The U.S. Securities and Exchange Commission (the “SEC”) has made several public statements indicating that some cryptocurrency exchanges may be operating as unregistered securities exchanges in violation of applicable regulations. In August 2021, the SEC settled charges with Poloniex for selling digital asset securities between 2017 and 2019 without registering as a national securities exchange. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies and could even result in the outright prohibition of certain business activities. For example, on September 24, 2021, multiple Chinese regulators issued prohibitions on all cryptocurrency transactions and mining. Any further restrictions imposed by governments (including China or the U.S.) on cryptocurrency related activities may adversely impact Blockchain companies, and in turn the Funds. Blockchain companies could be negatively impacted by disruptions in service caused by hardware or software

26

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact their viability. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

Cryptocurrency (notably, bitcoin), often referred to as “virtual currency” or “digital currency,” operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Funds will have exposure to bitcoin, indirectly through investment in Bitcoin Futures, and individual Blockchain Companies held by the Funds may have exposure to cryptocurrencies, including cryptocurrencies other than bitcoin. Cryptocurrencies operate without central authority or banks and are not backed by any government. Cryptocurrencies may experience very high volatility, and related investment vehicles that invest in cryptocurrencies may be affected by such volatility. Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Some cryptocurrency have stopped operating and have permanently shut down due to fraud, technical glitches, hackers or malware. Cryptocurrency exchanges are new, largely unregulated, and may be more exposed to fraud. In November 2022, FTX, a Bahamas-based crypto asset exchange, collapsed due to a liquidity crisis of the company’s token, FTT, thus leading FTX to file for bankruptcy. An investigation into the collapse uncovered unauthorized movements and use of client assets to a sister company of FTX, Alameda Research, a crypto asset hedge fund. The collapse of FTX resulted in a ripple effect across the crypto asset industry, with the price of bitcoin falling to the lowest levels in calendar year 2022. Further, some crypto trading platforms may be operating out of compliance with regulation and are, or may become, subject to enforcement actions by regulatory authorities. In June 2023, the SEC charged the owners and operators of Binance, the largest crypto asset exchange in the world, with operating unregistered exchanges, broker-dealers, and clearing agencies; misrepresenting trading controls and oversight of its platform; and the unregistered offer and sale of securities. In November 2023, the SEC similarly charged Payward Inc. and Payward Ventures Inc., together known as Kraken, with operating an unregistered securities exchange, broker, dealer, and clearing agency.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts;

27

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

and (3) there being no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular, short selling bitcoin remains challenging and costly.As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (“FCMs”) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting short selling of Bitcoin Futures or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Funds will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Funds’ ability to take long positions in Bitcoin Futures or may impact the price at which the Funds are able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility.

The Funds may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Global X Bitcoin Trend Strategy ETF invests in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the “Underlying Index”) and other securities that the Adviser determines have economic characteristics that are substantially identical to the

28

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Underlying Index systematically and dynamically allocates between (i) U.S. exchange-traded bitcoin futures contracts, and (ii) the Global X 1-3 Month T-Bill ETF, a passively managed ETF and affiliate of the Fund. The Underlying Index allocates between these two exposures based on the value of the Bitcoin Trend Indicator (the “Signal”), a dynamic quantitative signal developed and administrated by CoinDesk Indices, Inc., which aims to detect the presence, direction, and strength of the price trend in bitcoin.

The Global X Blockchain & Bitcoin Strategy ETF is actively managed.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Please refer to each Fund’s prospectus and statement of additional information for a more complete description of risks.

9. REVERSE SHARE SPLIT

The Board approved a reverse share split of one to four (1:4) of the issued and outstanding shares of the Global X Blockchain & Bitcoin Strategy ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for the Fund was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Consolidated Statements of Changes in Net Assets and the per share data in the Consolidated Financial Highlights for the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

29

Notes to Consolidated Financial Statements (Continued)

April 30, 2025 (Unaudited)

10. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Consolidated Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BBH or BNY Mellon, as appropriate, and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Consolidated Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default,

30

Notes to Consolidated Financial Statements (Concluded)

April 30, 2025 (Unaudited)

11. LOANS OF PORTFOLIO SECURITIES (continued)

to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Bitcoin Trend Strategy ETF	$170,663	$170,663	$—	$—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Consolidated Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2025 are shown in the Consolidated Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in repurchase agreements and short term investments and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Bitcoin Trend Strategy ETF
Repurchase Agreements	$102,048	$—	$—	$—	$102,048
Short Term Investment	72,049	—	—	—	72,049
Total	$174,097	$—	$—	$—	$174,097

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

31

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 19, 2024 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

32

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including
33

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

Creation Units) of the Renewal Funds by shareholders and new investors;

—	the Renewal Funds’ investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of the Renewal Funds in absolute terms and compared to each Renewal Fund’s broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Fund and the performance of the Renewal Fund compared against its additional performance benchmark or underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund is actively managed or seeks to achieve investment results that correspond to an underlying index, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of each Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X Blockchain & Bitcoin Strategy ETF had returned negative performance for the since-inception period ending September 30, 2024, but that the Renewal Fund outperformed its benchmark index during that period, and that the Renewal Fund’s
34

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

performance was positive for the one-year period. The Board also noted that during those periods, the Renewal Fund had been managed in accordance with its investment policies; and

—	the Global X Bitcoin Trend Strategy ETF had returned negative performance for the since-inception period ending September 30, 2024, but that the Renewal Fund’s performance was in line with that of its underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or
35

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the competitive market of each Renewal Fund and the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the Global X Bitcoin Trend Strategy ETF, the Board noted that the Renewal Fund’s Management Fee was 18 basis points higher than the peer group average and 10 basis points higher than the peer group median and its total expenses were 81 basis points lower than the peer group average and 1 basis point lower than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s unique strategy and exposure and were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order
36

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Concluded)

to seek to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

37

Notes

38

Notes

39

Notes

40

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-010-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 2, 2025